Income tax	12 Months Ended
Dec. 31, 2018
Disclosure Of Income tax [Abstract]
Disclosure of income tax [text block]
Note
17	Income tax

Amounts in US$ '000	2018	2017	2016
Current tax	(101,456)	(48,449)	(12,359)
Deferred income tax (Note 18)	(4,784)	5,304	555
	(106,240)	(43,145)	(11,804)

The tax on the Group’s profit (loss) before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

Amounts in US$ '000	2018	2017	2016
Profit (Loss) before tax	208,907	25,308	(48,842)
Tax losses from non-taxable jurisdictions	42,808	22,708	12,318
Taxable profit (loss)	251,715	48,016	(36,524)

Income tax calculated at domestic tax rates applicable to Profit (Losses) in the respective countries	(102,211)	(31,107)	(809)
Tax losses where no deferred tax benefit is recognized	(7,344)	(8,111)	(6,616)
Effect of currency translation on tax base	3,336	(2,330)	(2,840)
Changes in the income tax rate (Note 16)	(1,874)	542	220
Previously unrecognized tax losses	4,882	-	-
Non-taxable results (a)	(3,029)	(2,139)	(1,759)
Income tax	(106,240)	(43,145)	(11,804)

(a)	Includes non-deductible expenses in each jurisdiction and changes in the estimation of deferred tax assets and liabilities.

Under current Bermuda law, the Company is not required to pay any taxes in Bermuda on income or capital gains. The Company has received an undertaking from the Minister of Finance in Bermuda that, in the event of any taxes being imposed, they will be exempt from taxation in Bermuda until March 2035. Income tax rates in those countries where the Group operates (Colombia, Chile, Brazil, Argentina and Peru) ranges from 15% to 37%.

The Group has significant tax losses available which can be utilised against future taxable profit in the following countries:

Amounts in US$ '000	2018	2017	2016
Chile (a)	315,733	345,104	280,290
Brazil (a)	38,011	33,721	16,057
Argentina (b)	5,490	4,849	2,908
Total tax losses at 31 December	359,234	383,674	299,255

(a)
Taxable losses have no expiration date.

(b)
Expiring dates for tax losses accumulated at 31 December 2018 are:

Expiring date	Amounts in US$ '000
2021	372
2022	5,118

At the balance sheet date deferred tax assets in respect of tax losses in certain companies in Chile have not been recognized as there is insufficient evidence of future taxable profits to offset them.